SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - Mr.Ho [Member]	Aug. 31, 2025	Feb. 28, 2025
Geenet Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership percenage	20.00%	20.00%
Eastern Green Power Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership percenage	10.20%	10.20%
EGP Smart Energy Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership percenage	10.20%	10.20%